Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Summary Of Pricing model to estimate the fair value of the warrant liabilities

The Group applied a Black Scholes pricing model to estimate the fair value of the warrant liabilities. The significant inputs into the model are shown below.

	31 December 2023	31 December 2022	17 March 2022 (Closing Date)
Share price	US$3.34	US$4.31	US$8.33
Exercise price/warrant	US$11.50	US$11.50	US$11.50
Expected volatility	32.80%	34.40%	41.36%
Dividend yield	Nil	Nil	Nil
Expected term (years)	3.21	4.21	5.00
Annual risk-free interest rate	4.00%	4.11%	2.23%